ADVANCES TO SUPPLIERS, NET - THIRD PARTIES	12 Months Ended
Dec. 31, 2018
ADVANCES TO SUPPLIERS, NET - THIRD PARTY [Abstract]
ADVANCES TO SUPPLIERS, NET - THIRD PARTY
12.	ADVANCES TO SUPPLIERS, NET – THIRD PARTIES

	As of December 31,
	2017	2018
	RMB	RMB
Advances to suppliers - current	404,600,994	672,745,598
Provision for advances to suppliers	(7,524,746)	(7,524,746)
Advances to suppliers, net	397,076,248	665,220,852

The Company recorded provisions of RMB
799,889
, nil and nil against advances with other suppliers for the years ended December 31, 2016, 2017 and 2018, respectively.

As of December 31, 2017 and 2018, advances to suppliers with term of less than 1 year mainly represent payments for procurement of recoverable silicon materials, virgin polysilicon and solar cells and the Group has delivery plan with the respective suppliers to receive the materials in the next twelve months.